Allowance for credit losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 4,841	$ 8,887	$ 13,335
Provision (reversal of provision) for losses on off-balance sheet credit risk	381	(4,046)	(4,448)
Balance at end of the year	$ 5,222	$ 4,841	$ 8,887